Statements of Operations (USD $)	3 Months Ended		73 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Income Statement [Abstract]
Revenue	$ 18,026		$ 18,026
Cost of good sold	(53,850)		(53,850)
Gross profit	(35,824)		(35,824)
Operating expenses:
General and administrative	290,913	11,230	548,102
General and administrative - related party			22,100
Executive compensation	83,250	29,271	589,582
Product development - related party			336,014
Research and development	644,093	103,080	738,411
Professional fees	1,228,373	355,214	6,005,959
Total operating expenses	1,919,066	498,795	8,240,138
Other expenses:
Interest expense - related party	(8,691)	(10,206)	(134,145)
Interest expense	(200)	(139)	(32,060)
Total other expenses	(8,891)	(10,345)	(166,205)
Net loss	$ (1,963,781)	$ (509,140)	$ (8,442,167)
Net loss per common share - basic	$ (0.18)	$ (0.06)
Weighted average number of common shares outstanding - basic	11,113,647	8,152,460